Accounts payable to suppliers (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts payable to suppliers [Abstract]
Discounted suppliers	$ 584,872	$ 1,237,913	$ 1,315,744